Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD.
Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method
a.	The following tables present the changes in investments in associates and joint ventures accounted for using the equity method as of December 31, 2018 and 2017:

							Share of		Foreign	Other	Other	Balance as
					Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of
Taxpayer ID				Ownership	1-1-2018	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2018
Number	Associates and Joint Ventures	Country	Currency	Interest	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	33.33%	3,783,316	—	805,972	(1,884,140)	347,835	—	—	3,052,983
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A. (*)	Chile	Chilean peso	—	4,205,233	—	1,734,508	—	—	—	(5,939,741)	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Chilean peso	0.08%	8,818,759	—	654,952	—	—	—	—	9,473,711
Foreign	Enel Argentina S.A.	Argentina	Argentine peso	0.12%	105,146	—	86,021	—	(108,069)	—	217,100	300,198
76.364.085-K	Energía Marina SpA	Chile	Chilean peso	25.00%	—		(91,213)				137,852	46,639
				TOTAL	16,912,454	—	3,190,240	(1,884,140)	239,766	—	(5,584,789)	12,873,531

							Share of		Foreign	Other	Other	Balance as
					Balance as of		Profit	Dividends	Currency	Comprehensive	Increase	of
Taxpayer ID				Ownership	1-1-2017	Additions	(Loss)	Declared	Translation	Income	(Decrease)	12-31-2017
Number	Associates and Joint Ventures	Country	Currency	Interest	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	33.33%	3,982,934	—	841,957	(743,734)	(297,841)	—	—	3,783,316
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A. (*)	Chile	Chilean peso	51.00%	6,441,166	1,943,100	(4,179,033)	—	—	—	—	4,205,233
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Chilean peso	50.00%	8,222,763	—	595,996	—	—	—	—	8,818,759
Foreign	Enel Argentina S.A.	Argentina	Argentine peso	0.12%	91,335	—	44,176	—	(29,198)	(1,490)	323	105,146
				TOTAL	18,738,198	1,943,100	(2,696,904)	(743,734)	(327,039)	(1,490)	323	16,912,454

(*)See section b) below

Individual balance sheet considered for the liquidation process

CENTRALES HIDROELECTRICAS DE AYSEN S.A.	Liquidation Balance	Recognized by Enel Generación (51%)

	09-07-18	09-07-18
ASSETS	ThCh$	ThCh$

CURRENT ASSETS

Cash and cash equivalents	72,339	36,892
Current accounts receivable from related parties	56,021	28,571

TOTAL CURRENT ASSETS	128,360	65,463

NON-CURRENT ASSETS

Property, plant and equipment	11,603,281	5,917,673

TOTAL NON-CURRENT ASSETS	11,603,281	5,917,673

TOTAL ASSETS	11,731,641	5,983,136

	09-07-18	09-07-18
CURRENT LIABILITIES	ThCh$	ThCh$

Other current provisions	83,403	42,535

TOTAL CURRENT LIABILITIES	83,403	42,535

EQUITY
Issued capital	188,855,665	96,316,389
Retained earnings	(177,207,427)	(90,375,788)

TOTAL EQUITY	11,648,238	5,940,601

TOTAL LIABILITIES AND EQUITY	11,731,641	5,983,136

Summary of Financial Information from Financial Statements of Main Joint Ventures

The following tables present information from the financial statements as of December 31, 2018 and 2017, on the main joint ventures:

	Centrales Hidroeléctricas		Transmisora Eléctrica
	de Aysén S.A. (*)		de Quillota Ltda.
	(—)%	51.0%	50.0%	50.0%
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Financial statement items	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	—	355,835	9,360,553	7,793,702
Total non-current assets	—	8,030,172	11,530,788	12,036,201
Total current liabilities	—	139,182	235,264	440,426
Total non-current liabilities	—	—	1,708,660	1,751,963
Cash and cash equivalents	—	355,446	8,185,391	7,310,296
Revenues	—	—	3,003,757	2,813,493
Other fixed operating expenses	(125,182)	(8,144,855)	(758,607)	(525,471)
Depreciation and amortization expense	—	—	(784,364)	(782,322)
Other Income	3,526,179	—	—	—
Interest income	—	24,829	187,601	—
Income tax expense	—	—	(349,848)	(313,709)
Profit (loss)	3,400,997	(8,193,671)	1,309,903	1,191,991
Other comprehensive income	—	—	—	—
Comprehensive income	3,400,997	(8,193,671)	1,309,903	1,191,991

Summary of Financial Information from Financial Statements of Investments in Associates

	As of December 31, 2018
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	75,571,058	267,884	66,679,077	—	707,597,382	(705,179,062)	2,418,157	1,043,609	3,461,766

	As of December 31, 2017
	% Ownership Interest Direct /	Current Assets	Non-current Assets	Current Liabilities	Non-current Liabilities	Revenues	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	Indirect	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A	33.33%	71,254,956	148,950	60,052,823	—	687,399,254	(684,873,130)	2,526,124	(24,472)	2,501,652